UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21517
                                                    -----------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     ---------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                -------------

                    Date of reporting period: AUGUST 31, 2005
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------
 COMMON STOCKS - 99.1%

              AEROSPACE & DEFENSE - 0.7%
    226,773   Bombardier Inc. .................................. $    601,773
     13,315   Esterline Technologies Corp.* ....................      581,200
                                                                 -------------
                                                                     1,182,973
                                                                 -------------
              AIR FREIGHT & LOGISTICS - 0.4%
     16,601   Forward Air Corp. ................................      585,683
                                                                 -------------
              AIRLINES - 0.4%
     16,699   Alaska Air Group, Inc.* ..........................      563,090
                                                                 -------------
              AUTO COMPONENTS - 2.7%
     21,432   American Axle & Manufacturing Holdings, Inc. .....      556,375
     30,227   ArvinMeritor, Inc. ...............................      560,711
     28,513   Magna International, Inc. ........................    2,094,565
     16,109   Modine Manufacturing Company .....................      566,392
     31,161   Tenneco Automotive Inc.* .........................      564,949
                                                                 -------------
                                                                    4,342,992
                                                                 -------------
              AUTOMOBILES - 0.3%
     16,744   Winnebago Industries, Inc. .......................      510,190
                                                                 -------------
              CAPITAL MARKETS - 0.4%
     21,159   Investment Technology Group, Inc.* ...............      580,815
                                                                 -------------
              CHEMICALS - 0.4%
     11,422   Ashland Inc. .....................................      694,343
                                                                 -------------
              COMMERCIAL SERVICES & SUPPLIES - 2.8%
     84,412   Allied Waste Industries, Inc.* ...................      673,608
     19,823   Kelly Services, Inc. .............................      579,426
     57,065   R.R. Donnelley & Sons Company ....................    2,131,948
     13,235   Robert Half International, Inc. ..................      445,755
     46,940   Steelcase Inc., Class A ..........................      689,079
                                                                 -------------
                                                                    4,519,816

              COMMUNICATIONS EQUIPMENT - 2.7%
    167,143   3Com Corp.* ......................................      568,286
     89,845   Motorola, Inc. ...................................    1,965,809
     54,222   Telefonaktiebolaget LM Ericsson,
                 Sponsored ADR .................................    1,892,348
                                                                 -------------
                                                                    4,426,443
                                                                 -------------
              COMPUTERS & PERIPHERALS - 0.6%
     14,306   Intergraph Corp.* ................................      583,828
     12,958   QLogic Corp.* ....................................      447,828
                                                                 -------------
                                                                    1,031,656
                                                                 -------------
              CONSTRUCTION & ENGINEERING - 0.7%
     17,211   McDermott International, Inc.* ...................      594,640
     51,265   Quanta Services, Inc.* ...........................      615,180
                                                                 -------------
                                                                    1,209,820
                                                                 -------------

             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------
 COMMON STOCKS - CONTINUED

              CONSTRUCTION MATERIALS - 0.6%
      4,186   Eagle Materials Inc. ............................. $    471,511
      8,386   Florida Rock Industries, Inc. ....................      474,648
                                                                 -------------
                                                                      946,159
                                                                 -------------
              DISTRIBUTORS - 0.4%
      7,548   Building Materials Holding Corp. .................      705,587
                                                                 -------------
              DIVERSIFIED CONSUMER SERVICES - 1.4%
     12,601   Education Management Corp.* ......................      426,796
     68,428   H&R Block, Inc. ..................................    1,844,135
                                                                 -------------
                                                                    2,270,931
                                                                 -------------
              DIVERSIFIED FINANCIAL SERVICES - 1.3%
     46,286   Principal Financial Group, Inc. ..................    2,119,899
                                                                 -------------
              ELECTRIC UTILITIES - 0.4%
     40,643   Sierra Pacific Resources Corp.* ..................      592,575
                                                                 -------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
     23,367   Arrow Electronics, Inc.* .........................      696,804
     28,450   Avnet, Inc.* .....................................      712,672
     26,598   Electro Scientific Industries, Inc.* .............      589,944
    161,439   Flextronics International Ltd.* ..................    2,108,393
                                                                 -------------
                                                                    4,107,813
                                                                 -------------
              ENERGY EQUIPMENT & SERVICES - 3.9%
     31,302   BJ Services Company ..............................    1,974,530
      8,080   Cal Dive International, Inc.* ....................      504,677
     50,622   Global Industry, Ltd* ............................      697,065
     76,759   Input/Output, Inc.* ..............................      663,198
      8,292   Lone Star Technologies, Inc.* ....................      458,548
     19,841   Rowan Companies, Inc. ............................      738,085
     21,308   TETRA Technologies, Inc.* ........................      607,264
     17,327   Tidewater, Inc. ..................................      771,745
                                                                 -------------
                                                                    6,415,112
                                                                 -------------
              FOOD PRODUCTS - 0.6%
     15,978   Flowers Foods, Inc. ..............................      435,081
     12,552   Lancaster Colony Corp. ...........................      574,254
                                                                 -------------
                                                                    1,009,335
                                                                 -------------
              GAS UTILITIES - 0.3%
      5,924   Questar Corp. ....................................      462,190
                                                                 -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
     11,476   Analogic Corp. ...................................      572,079
                                                                 -------------
              HEALTH CARE PROVIDERS & SERVICES - 0.6%
     35,733   eResearch Technology, Inc.* ......................      551,003
     16,160   IMS Health, Inc. .................................      439,552
                                                                 -------------
                                                                      990,555
                                                                 -------------

Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                                   MARKET
   SHARES                                                            VALUE
------------                                                     ------------
 COMMON STOCKS - CONTINUED

              HOTELS, RESTAURANTS & LEISURE - 1.1%
     17,383   California Pizza Kitchen, Inc.* .................. $    514,363
     12,373   Papa John's International, Inc.* .................      591,677
     89,816   Six Flags, Inc.* .................................      642,184
                                                                 -------------
                                                                    1,748,224
                                                                 -------------
              HOUSEHOLD DURABLES - 3.9%
      7,766   Garmin Ltd. ......................................      449,651
     41,540   La-Z-Boy Inc. ....................................      597,761
        511   NVR, Inc.* .......................................      452,235
     25,317   Pulte Homes, Inc. ................................    2,182,325
     16,274   Standard Pacific Corp. ...........................      714,917
     38,668   Toll Brothers, Inc.* .............................    1,857,997
                                                                 -------------
                                                                    6,254,886
                                                                 -------------
              INDEPENDENT POWER PRODUCERS
                 & ENERGY TRADERS - 0.9%
     14,252   Black Hills Corp. ................................      593,596
    260,561   Calpine Corp.* ...................................      799,922
                                                                 -------------
                                                                    1,393,518
                                                                 -------------
              INSURANCE - 8.6%
    150,250   Aegon N.V. .......................................    2,123,032
     16,304   Allmerica Financial Corp.* .......................      663,736
     71,860   CNA Financial Corp.* .............................    2,081,784
     24,102   Loews Corp. ......................................    2,113,504
     43,221   MetLife, Inc. ....................................    2,116,965
     24,291   The Chubb Corp. ..................................    2,112,345
     47,259   The St. Paul Travelers Companies, Inc. ...........    2,032,610
     35,193   UnumPovident Corp. ...............................      679,929
                                                                 -------------
                                                                   13,923,905
                                                                 -------------
              INTERNET & CATALOG RETAIL - 0.4%
     26,289   Netflix Inc.* ....................................      566,791
                                                                 -------------
              IT SERVICES - 1.1%
     75,446   Accenture Ltd., Class A* .........................    1,840,882
                                                                 -------------
              LEISURE EQUIPMENT & PRODUCTS - 0.4%
     33,193   Oakley, Inc. .....................................      580,546
                                                                 -------------
              MACHINERY - 2.0%
      8,171   Cummins, Inc. ....................................      706,546
      5,401   ESCO Technologies Inc.* ..........................      559,976
     15,478   Lincoln Electric Holdings, Inc. ..................      583,211
     24,749   The Timken Company ...............................      726,878
     19,064   Trinity Industries, Inc. .........................      713,565
                                                                 -------------
                                                                    3,290,176
                                                                 -------------
              MARINE - 0.5%
     32,387   CP Ships Limited .................................      732,918
                                                                 -------------
              MEDIA - 0.3%
     38,828   Radio One, Inc., Class D* ........................      542,815
                                                                 -------------

             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

                                                                   MARKET
   SHARES                                                            VALUE
------------                                                     ------------
 COMMON STOCKS - CONTINUED

              METALS & MINING - 6.7%
     15,348   Allegheny Technologies, Inc. ..................... $    423,912
      5,863   Cleveland-Cliffs, Inc. ...........................      416,742
     45,224   Freeport-McMoRan Copper & Gold Inc. Class B ......    1,907,096
     51,034   Inco Ltd. ........................................    2,160,269
     42,012   POSCO ............................................    2,195,127
      9,665   Quanex Corp. .....................................      594,494
     11,687   Reliance Steel & Aluminum Company ................      560,976
     69,660   Stillwater Mining Company* .......................      559,370
     54,527   Teck Cominco Ltd., Class B .......................    2,124,029
                                                                 -------------
                                                                   10,942,015
                                                                 -------------
              MULTI-UTILITIES - 0.4%
     43,155   CMS Energy Corp.* ................................      694,796
                                                                 -------------
              OIL, GAS & CONSUMABLE FUELS - 32.9%
     24,319   Anadarko Petroleum Corp. .........................    2,209,868
     30,607   Apache Corp. .....................................    2,192,073
      9,263   Berry Petroleum Company, Class A .................      572,731
     28,408   Burlington Resources Inc. ........................    2,096,226
     10,472   Cabot Oil & Gas Corp. ............................      452,286
     41,306   Canadian Natural Resources Ltd. ..................    2,035,147
     33,674   ConocoPhillips ...................................    2,220,464
     36,315   Devon Energy Corp. ...............................    2,206,863
     18,067   Encore Acquisition Company* ......................      609,400
     30,408   EOG Resources, Inc. ..............................    1,940,943
     31,815   Exxon Mobil Corp. ................................    1,905,718
     16,039   Forest Oil Corp.* ................................      720,953
     13,740   Frontier Oil Corp. ...............................      503,571
     11,077   Holly Corp. ......................................      624,078
     20,355   Imperial Oil Ltd. ................................    2,065,422
     21,568   Kerr-McGee Corp. .................................    1,898,631
     35,207   Marathon Oil Corp. ...............................    2,264,162
     34,648   Murphy Oil Corp. .................................    1,893,513
     46,429   Nexen Inc. .......................................    2,025,697
     25,073   Noble Energy, Inc. ...............................    2,209,934
     26,685   Occidental Petroleum Corp. .......................    2,215,656
     11,562   Overseas Shipholding Group, Inc. .................      707,016
     72,816   Repsol YPF, S.A., Sponsored ADR ..................    2,152,441
     60,375   Shell Canada Ltd. ................................    1,958,163
     29,773   Sunoco, Inc. .....................................    2,164,497
     39,788   Talisman Energy Inc. .............................    1,948,418
    100,011   The Williams Companies, Inc. .....................    2,244,247
     14,736   Total SA, Sponsored ADR ..........................    1,942,794
     24,034   Valero Energy Corp. ..............................    2,559,621
     11,905   Vintage Petroleum, Inc. ..........................      457,509
      9,536   Western Gas Resources, Inc. ......................      457,728
     51,382   XTO Energy, Inc. .................................    2,045,004
                                                                 -------------
                                                                   53,500,774
                                                                 -------------

Page 4              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

                                                                   MARKET
   SHARES                                                            VALUE
------------                                                     ------------
 COMMON STOCKS - CONTINUED

              PAPER & FOREST PRODUCTS - 0.4%
     45,450   Glatfelter ....................................... $    623,120
                                                                 -------------
              PERSONAL PRODUCTS - 1.1%
     45,752   The Estee Lauder Companies, Class A ..............    1,847,923
                                                                 -------------
              PHARMACEUTICALS - 0.8%
     23,116   Alpharma Inc., Class A ...........................      615,348
     48,151   King Pharmaceuticals, Inc.* ......................      707,820
                                                                 -------------
                                                                    1,323,168
                                                                 -------------
              ROAD & RAIL - 1.3%
     47,385   CSX Corp. ........................................    2,081,623
                                                                 -------------
              SEMICONDUCTORS
                 & SEMICONDUCTOR EQUIPMENT - 3.4%
     74,335   Cirrus Logic, Inc.* ..............................      587,246
     16,824   Cymer, Inc.* .....................................      563,604
     71,848   Intel Corp. ......................................    1,847,931
     58,811   Texas Instruments, Inc. ..........................    1,921,943
     39,178   Zoran Corp* ......................................      617,445
                                                                 -------------
                                                                    5,538,169
                                                                 -------------
              SOFTWARE - 1.4%
     82,495   Compuware Corp.* .................................      747,405
     70,871   Parametric Technology Corp.* .....................      429,478
     16,347   THQ Inc.* ........................................      549,423
     22,120   Transaction Systems Architects, Inc.* ............      592,374
                                                                 -------------
                                                                    2,318,680
                                                                 -------------
              SPECIALTY RETAIL - 3.1%
     15,643   American Eagle Outfitters, Inc. ..................      447,859
     19,704   Autozone, Inc.* ..................................    1,862,028
     17,750   Burlington Coat Factory Warehouse Corp. ..........      680,890
     47,594   Charming Shoppes, Inc.* ..........................      574,936
     18,339   Claire's Stores, Inc. ............................      430,600
     30,871   Payless ShoeSource, Inc.* ........................      572,348
     12,912   Tiffany & Co. ....................................      483,167
                                                                 -------------
                                                                    5,051,828
                                                                 -------------
              TEXTILES, APPAREL & LUXURY GOODS - 3.1%
     18,863   Kenneth Cole Productions, Inc., Class A ..........      540,425
     23,631   Nike Inc., Class B ...............................    1,864,722
     12,408   Oxford Industries, Inc. ..........................      578,833
      8,982   Polo Ralph Lauren Corp. ..........................      445,058
     30,276   Russell Corp. ....................................      550,720
     13,303   The Timberland Company, Class A* .................      438,866
     39,277   Tommy Hilfiger Corp.* ............................      689,311
                                                                 -------------
                                                                    5,107,935
                                                                 -------------
              THRIFTS & MORTGAGE FINANCE - 0.4%
     16,460   The PMI Group, Inc ...............................      665,972
                                                                 -------------
              TRADING COMPANY & DISTRIBUTORS - 0.4%
     16,961   GATX Corp. .......................................      687,429
                                                                 -------------


             See Notes to Quarterly Portfolio of Investments              Page 5

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


                                                                    MARKET
                                                                    VALUE
                                                                 ------------

              TOTAL COMMON STOCKS .............................. $161,098,149
                                                                 -------------
              (Cost $142,496,827)

              TOTAL INVESTMENTS - 99.1% ........................  161,098,149
              (Cost $142,496,827)**

              NET OTHER ASSETS & LIABILITIES - 0.9% ............    1,516,013
                                                                 -------------
              NET ASSETS - 100.0% .............................. $162,614,162
                                                                 =============


--------------------------------------------------------------------------------
         *    Non-income producing security
        **    Aggregate cost for federal income tax and financial reporting purposes
       ADR    American Depository Receipt

Page 6              See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
Notes to Quarterly Portfolio of Investments (Unaudited)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                                 AUGUST 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the net change in unrealized appreciation/(depreciation) of foreign currencies and net other assets.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,423,895, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $822,573.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  OCTOBER 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.